Taxes - Schedule of Income (loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (loss) Before Income Taxes [Abstract]
Non-PRC	$ (258)	$ (421)	$ (472)
PRC	12,751	13,049	9,897
Income before income taxes	$ 12,493	$ 12,628	$ 9,425